ACQUISITIONS (Details) $ in Thousands			12 Months Ended
	Apr. 06, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Dec. 31, 2014	Dec. 31, 2023 USD ($)	Feb. 08, 2022 USD ($) shares
ACQUISITIONS
Minimum unavoidable obligation				$ 229,950
Contributions				11,000
Business combination, acquisition interest		50.00%
Fair value of common shares issued					$ 10,268,584
Fair value of replacement share based compensation issued					14,522
Consideration transferred, acquisition-date fair value					$ 10,283,106
Minas de San Nicolas, S.A.P.I. de C.V.
ACQUISITIONS
Percentage of ownership	50.00%
Investment amount	$ 580,000
Minimum unavoidable obligation	$ 265,100
Contributions				$ 11,000
Percentage of ownership interest in joint operation	50.00%
Canadian Malartic complex
ACQUISITIONS
Percentage of ownership		50.00%	50.00%
Percentage of ownership interest in joint operation		50.00%
Kirkland Lake
ACQUISITIONS
Number of shares issued per share held by acquire | shares					0.7935
Number of shares issued | shares					209,274,263
Yamana Gold Inc.
ACQUISITIONS
Percentage of acquisition		100.00%
Business combination, acquisition interest		50.00%
Remeasurement gain		$ 1,543,400
Number of shares issued | shares		36,177,931
Fair value of common shares issued		$ 1,858,219
Cash		1,001,291
Fair value of equity interest		2,697,604
Consideration transferred, acquisition-date fair value		$ 5,557,114
Yamana Gold Inc. | Canadian Malartic complex
ACQUISITIONS
Percentage of acquisition		50.00%
Canadian Malartic complex
ACQUISITIONS
Percentage of acquisition		50.00%
Wasamac Project
ACQUISITIONS
Percentage of acquisition		100.00%